JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

COMMON STOCKS - 43.9%	Shares	Value
Communication Services - 4.5%
Alphabet, Inc. - Class A	51,222	$ 7,920,970
AT&T, Inc.	34,083	963,867
Meta Platforms, Inc. - Class A	7,372	4,248,926
Netflix, Inc. (a)	990	923,205
T-Mobile US, Inc.	15,000	4,000,650
		18,057,618
Consumer Discretionary - 5.2%
Amazon.com, Inc. (a)	32,385	6,161,570
Deckers Outdoor Corporation (a)	9,268	1,036,255
Home Depot, Inc. (The)	11,461	4,200,342
M/I Homes, Inc. (a)	17,000	1,941,060
McDonald's Corporation	18,350	5,731,990
TJX Companies, Inc. (The)	15,000	1,827,000
		20,898,217
Consumer Staples - 3.0%
Casey's General Stores, Inc.	3,452	1,498,306
Procter & Gamble Company (The)	25,363	4,322,362
Walmart, Inc.	72,964	6,405,510
		12,226,178
Energy - 1.6%
Chevron Corporation	20,000	3,345,800
Exxon Mobil Corporation	15,605	1,855,903
Valero Energy Corporation	10,032	1,324,926
		6,526,629
Financials - 7.4%
Arthur J. Gallagher & Company	9,295	3,209,005
Bancorp, Inc. (The) (a)	24,149	1,276,033
Berkshire Hathaway, Inc. - Class B (a)	7,007	3,731,788
BlackRock, Inc.	1,642	1,554,120
Enova International, Inc. (a)	49,844	4,812,937
Goldman Sachs Group, Inc. (The)	4,377	2,391,111
JPMorgan Chase & Company	30,926	7,586,148
MGIC Investment Corporation	31,967	792,142
Nelnet, Inc. - Class A	15,000	1,663,950
Primerica, Inc.	2,086	593,530

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 43.9% (Continued)	Shares	Value
Financials - 7.4% (Continued)
Regions Financial Corporation	89,093	$ 1,935,991
		29,546,755
Health Care - 4.2%
Abbott Laboratories	19,650	2,606,573
AbbVie, Inc.	13,000	2,723,760
AstraZeneca plc - ADR	31,919	2,346,047
Eli Lilly & Company	4,874	4,025,484
Halozyme Therapeutics, Inc. (a)	10,676	681,236
Johnson & Johnson	10,625	1,762,050
UnitedHealth Group, Inc.	5,000	2,618,750
		16,763,900
Industrials - 3.3%
ABB Ltd. - ADR	36,350	1,895,289
Caterpillar, Inc.	9,252	3,051,310
Eaton Corporation plc	10,179	2,766,957
General Electric Company	7,787	1,558,568
Republic Services, Inc.	5,273	1,276,910
United Rentals, Inc.	4,060	2,544,402
		13,093,436
Information Technology - 12.8%
Accenture plc - Class A	2,921	911,469
Apple, Inc.	50,105	11,129,824
ASML Holding N.V.	2,632	1,744,042
Broadcom, Inc.	16,803	2,813,326
Insight Enterprises, Inc. (a)	20,011	3,001,450
Jabil, Inc.	19,148	2,605,468
Mastercard, Inc. - Class A	9,000	4,933,080
Microsoft Corporation	32,035	12,025,619
Nova Ltd. (a)	14,166	2,611,219
NVIDIA Corporation	81,505	8,833,511
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3,534	586,644
		51,195,652
Materials - 0.6%
Avery Dennison Corporation	6,632	1,180,297
Linde plc	2,309	1,075,163
		2,255,460

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 43.9% (Continued)	Shares	Value
Real Estate - 0.4%
CBRE Group, Inc. - Class A (a)	12,898	$ 1,686,800

Utilities - 0.9%
American Electric Power Company, Inc.	12,691	1,386,746
Iberdrola S.A. - ADR	22,276	1,436,579
NextEra Energy, Inc.	9,496	673,171
		3,496,496

Total Common Stocks (Cost $81,781,944)		$ 175,747,141

EXCHANGE-TRADED FUNDS - 5.5%	Shares	Value
Global X Defense Tech ETF	28,884	$ 1,344,551
iShares Gold Trust (a)	209,455	12,349,467
iShares MSCI EAFE ETF	18,081	1,477,760
iShares MSCI Germany ETF	19,643	728,362
iShares Russell 2000 ETF	25,000	4,987,250
Technology Select Sector SPDR® Fund	5,921	1,222,568
Total Exchange-Traded Funds (Cost $13,556,376)		$ 22,109,958

CORPORATE BONDS - 10.4%	Par Value	Value
Communication Services - 0.8%
AT&T, Inc., 2.950%, due 07/15/26	$ 1,000,000	$ 980,520
Comcast Corporation, 5.350%, due 11/15/27	2,000,000	2,051,380
		3,031,900
Consumer Staples - 1.5%
McCormick & Company, 4.700%, due 10/15/34	2,500,000	2,391,736
Tyson Foods, Inc., 4.000%, due 03/01/26	1,500,000	1,493,314
Walmart, Inc., 5.250%, due 09/01/35	2,000,000	2,091,815
		5,976,865
Energy - 0.5%
Energy Transfer L.P., 5.550%, due 05/15/34	2,000,000	1,998,771

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 10.4% (Continued)	Par Value	Value
Financials - 3.6%
Bank of America Corporation,
1.250%, due 09/24/26	$ 2,000,000	$ 1,894,518
5.000%, due 06/22/27	1,000,000	998,992
Goldman Sachs Group, Inc. (The), 3.500%, due 04/01/25	1,000,000	1,000,000
John Deere Capital Corporation, 5.100%, due 04/11/34	4,000,000	4,048,081
JPMorgan Chase & Company, 4.800%, due 07/29/27	2,000,000	2,017,527
Morgan Stanley, 5.320%, due 07/19/35 (SOFR + 155.5, effective 07/19/2034)(b)	2,500,000	2,500,259
State Street Corporation, 5.272%, due 08/03/26	2,000,000	2,022,587
		14,481,964
Health Care - 1.4%
Cigna Group (The), 5.125%, due 05/15/31	1,000,000	1,015,063
CVS Health Corporation, 5.400%, due 06/01/29	2,500,000	2,547,038
UnitedHealth Group, Inc., 5.000%, due 04/15/34	2,000,000	1,989,452
		5,551,553
Industrials - 0.8%
Caterpillar, Inc., 8.250%, due 12/15/38	1,000,000	1,268,259
Trane Technologies Financing Ltd., 5.100%, due 06/13/34	2,000,000	2,008,020
		3,276,279
Information Technology - 0.9%
Apple, Inc., 2.050%, due 09/11/26	2,500,000	2,428,322
PayPal Holdings, Inc., 2.650%, due 10/01/26	1,000,000	977,394
		3,405,716
Materials - 0.2%
Air Products & Chemicals, Inc., 4.850%, due 02/08/34	1,000,000	994,168

Real Estate - 0.2%
Kimco Realty OP, LLC, 4.850%, due 03/01/35	1,000,000	962,650

Utilities - 0.5%
Kentucky Utilities Company, 5.125%, due 11/01/40	1,000,000	966,302
NextEra Energy Capital Holdings, Inc., 1.875%, due 01/15/27	1,000,000	955,426
		1,921,728

Total Corporate Bonds (Cost $41,389,016)		$ 41,601,594

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 2.8%	Par Value	Value
Federal National Mortgage Association - 2.8%
Federal National Mortgage Association,
3.500%, due 09/01/33	$ 2,441,327	$ 2,366,731
3.500%, due 05/25/47	201,040	193,908
2.500%, due 01/01/57	10,570,568	8,795,172
Total Mortgage-Backed Securities (Cost $12,858,207)		$ 11,355,811

U.S. GOVERNMENT & AGENCIES - 4.7%	Par Value	Value
Federal Farm Credit Bank - 1.9%
Federal Farm Credit Bank,
0.670%, due 08/04/25	$ 2,000,000	$ 1,975,102
2.750%, due 11/06/26	5,725,000	5,615,832
		7,590,934
Federal Home Loan Bank - 2.8%
Federal Home Loan Bank,
3.125%, due 04/29/25	2,500,000	2,497,538
4.050%, due 07/28/25	2,000,000	1,997,523
0.580%, due 09/11/25	2,000,000	1,967,842
1.020%, due 09/17/26	2,500,000	2,392,105
5.000%, due 06/26/29	2,500,000	2,506,037
		11,361,045

Total U.S. Government & Agencies (Cost $19,217,353)		$ 18,951,979

U.S. TREASURY OBLIGATIONS - 30.0%	Par Value	Value
U.S. Treasury Bills (c) - 1.7%
4.235%, due 09/04/25	$ 5,000,000	$ 4,911,260
4.115%, due 01/22/26	2,000,000	1,935,591
		6,846,851
U.S. Treasury Bonds - 12.1%
5.500%, due 08/15/28	15,000,000	15,789,844
5.375%, due 02/15/31	20,000,000	21,408,594
4.625%, due 02/15/55	11,000,000	11,073,906
		48,272,344

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS - 30.0% (Continued)	Par Value	Value
U.S. Treasury Notes - 16.2%
4.625%, due 06/30/25	$ 2,500,000	$ 2,501,693
5.000%, due 09/30/25	10,000,000	10,036,641
4.250%, due 11/30/26	7,500,000	7,536,035
2.375%, due 05/15/27	10,000,000	9,689,453
4.125%, due 11/15/32	5,000,000	5,007,422
4.375%, due 05/15/34	15,000,000	15,164,648
4.625%, due 11/15/44	15,000,000	15,018,750
		64,954,642

Total U.S. Treasury Obligations (Cost $119,397,712)		$ 120,073,837

MONEY MARKET FUNDS - 2.2%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.26% (d) (Cost $8,865,787)	8,865,787	$ 8,865,787

Total Investments at Value - 99.5% (Cost $297,066,395)		$ 398,706,107

Other Assets in Excess of Liabilities - 0.5%		1,965,269

Net Assets - 100.0%		$ 400,671,376

(a)	Non-income producing security.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(c)	The rate shown is the annualized yield at time of purchase.
(d)	The rate shown is the 7-day effective yield as of March 31, 2025.

ADR - American Depositary Receipt

SOFR - Secured Overnight Financing Rate

JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

COMMON STOCKS - 94.6%	Shares	Value
Consumer Discretionary - 13.8%
Academy Sports & Outdoors, Inc.	4,504	$ 205,427
Adtalem Global Education, Inc. (a)	3,708	373,173
Beazer Homes USA, Inc. (a)	14,370	293,005
Boot Barn Holdings, Inc. (a)	4,647	499,227
Brinker International, Inc. (a)	14,791	2,204,599
Buckle, Inc. (The)	9,450	362,124
Kontoor Brands, Inc.	4,564	292,689
M/I Homes, Inc. (a)	2,458	280,654
Patrick Industries, Inc.	9,285	785,140
Urban Outfitters, Inc. (a)	10,454	547,790
Winmark Corporation	1,921	610,628
YETI Holdings, Inc. (a)	13,361	442,249
		6,896,705
Consumer Staples - 5.6%
Andersons, Inc. (The)	9,421	404,444
Casey's General Stores, Inc.	809	351,138
Coca-Cola Consolidated, Inc.	1,108	1,495,799
PriceSmart, Inc.	6,383	560,747
		2,812,128
Energy - 4.7%
Chord Energy Corporation	1,480	166,826
Core Natural Resources, Inc.	3,313	255,432
HF Sinclair Corporation	8,907	292,862
Magnolia Oil & Gas Corporation - Class A	19,100	482,466
Matador Resources Company	11,181	571,237
Murphy Oil Corporation	9,285	263,694
Northern Oil and Gas, Inc.	10,498	317,355
		2,349,872
Financials - 24.9%
American Financial Group, Inc.	2,630	345,424
Assured Guaranty Ltd.	10,300	907,430
Axos Financial, Inc. (a)	6,132	395,637
Bancorp, Inc. (The) (a)	7,299	385,679
BankUnited, Inc.	7,059	243,112
Enova International, Inc. (a)	17,830	1,721,665

JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.6% (Continued)	Shares	Value
Financials - 24.9% (Continued)
Evercore, Inc. - Class A	6,730	$ 1,344,116
EZCORP, Inc. - Class A (a)	38,400	565,248
Federated Hermes, Inc.	7,849	320,004
First BanCorporation	47,750	915,367
Houlihan Lokey, Inc.	6,300	1,017,450
MGIC Investment Corporation	37,900	939,162
Piper Sandler Companies	6,085	1,507,010
Radian Group, Inc.	26,798	886,210
SouthState Corporation	5,620	521,648
WisdomTree, Inc.	48,595	433,467
		12,448,629
Health Care - 13.3%
Alkermes plc (a)	9,050	298,831
ANI Pharmaceuticals, Inc. (a)	4,050	271,148
Corcept Therapeutics, Inc. (a)	14,427	1,647,853
Dynavax Technologies Corporation (a)	55,014	713,531
Ensign Group, Inc. (The)	2,241	289,985
Halozyme Therapeutics, Inc. (a)	10,595	676,067
Innoviva, Inc. (a)	44,092	799,388
Integer Holdings Corporation (a)	5,696	672,185
National HealthCare Corporation	3,545	328,976
Option Care Health, Inc. (a)	10,500	366,975
Supernus Pharmaceuticals, Inc. (a)	17,531	574,140
		6,639,079
Industrials - 9.0%
Applied Industrial Technologies, Inc.	1,593	358,967
Boise Cascade Company	4,976	488,096
FTI Consulting, Inc. (a)	5,610	920,489
Generac Holdings, Inc. (a)	4,288	543,075
Hillenbrand, Inc.	13,136	317,103
Powell Industries, Inc.	2,109	359,226
Ryder System, Inc.	3,873	556,976
Sterling Infrastructure, Inc. (a)	2,979	337,253
WESCO International, Inc.	3,831	594,954
		4,476,139

JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.6% (Continued)	Shares	Value
Information Technology - 7.5%
Avnet, Inc.	8,250	$ 396,743
Axcelis Technologies, Inc. (a)	3,952	196,296
Concentrix Corporation	2,500	139,100
Insight Enterprises, Inc. (a)	3,605	540,714
Nova Ltd. (a)	3,000	552,989
PC Connection, Inc.	17,500	1,092,350
Photronics, Inc. (a)	19,435	403,471
Progress Software Corporation	5,935	305,712
TD SYNNEX Corporation	1,100	114,356
		3,741,731
Materials - 4.0%
Cleveland-Cliffs, Inc. (a)	24,575	202,007
Graphic Packaging Holding Company	15,189	394,306
Innospec, Inc.	5,286	500,849
Sylvamo Corporation	3,724	249,769
Warrior Met Coal, Inc.	13,785	657,819
		2,004,750
Real Estate - 7.5%
Agree Realty Corporation	10,755	830,179
EPR Properties	5,860	308,295
National Storage Affiliates Trust	21,991	866,446
Sabra Health Care REIT, Inc.	19,667	343,582
STAG Industrial, Inc.	8,912	321,901
Terreno Realty Corporation	7,950	502,599
Urban Edge Properties	13,725	260,775
Xenia Hotel & Resorts, Inc.	25,153	295,799
		3,729,576
Utilities - 4.3%
Avista Corporation	12,505	523,584
IDACORP, Inc.	4,183	486,148
Otter Tail Corporation	8,253	663,294
Portland General Electric Company	10,455	466,293
		2,139,319

Total Common Stocks (Cost $32,177,708)		$ 47,237,928

JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.8%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.26% (b) (Cost $2,420,444)	2,420,444	$ 2,420,444

Total Investments at Value - 99.4% (Cost $34,598,152)		$ 49,658,372

Other Assets in Excess of Liabilities - 0.6%		293,433

Net Assets - 100.0%		$ 49,951,805

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2025.

JAMES MICRO CAP FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

COMMON STOCKS - 98.1%	Shares	Value
Consumer Discretionary - 9.8%
Build-A-Bear Workshop, Inc.	4,044	$ 150,315
Caleres, Inc.	2,845	49,019
Century Communities, Inc.	4,662	312,820
Haverty Furniture Companies, Inc.	13,509	266,397
M/I Homes, Inc. (a)	4,097	467,796
Modine Manufacturing Company (a)	4,078	312,987
Patrick Industries, Inc.	6,066	512,940
Shoe Carnival, Inc.	12,950	284,772
Standard Motor Products, Inc.	5,625	140,231
		2,497,277
Consumer Staples - 5.3%
Central Garden & Pet Company - Class A (a)	16,385	536,281
Ingles Markets, Inc. - Class A	10,714	697,803
Spectrum Brands Holdings, Inc.	1,602	114,623
		1,348,707
Energy - 2.0%
Civitas Resources, Inc.	4,523	157,807
Dorian LPG Ltd.	9,544	213,213
REX American Resources Corporation (a)	3,610	135,628
		506,648
Financials - 31.3%
Banco Latinoamericano de Comercio Exterior S.A. - Class E	3,372	123,415
Bancorp, Inc. (The) (a)	6,900	364,596
Donnelley Financial Solutions, Inc. (a)	16,726	731,093
Enova International, Inc. (a)	16,099	1,554,520
Federal Agricultural Mortgage Corporation - Class C	5,967	1,118,872
Investar Holding Corporation	8,542	150,425
Merchants Bancorp	23,196	858,252
Nelnet, Inc. - Class A	5,646	626,311
OFG Bancorp	25,456	1,018,749
Piper Sandler Companies	4,690	1,161,526
QCR Holdings, Inc.	1,072	76,455
Skyward Specialty Insurance Group, Inc. (a)	2,632	139,285
		7,923,499

JAMES MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Value
Health Care - 11.4%
Artivion, Inc. (a)	6,753	$ 165,989
Dynavax Technologies Corporation (a)	11,764	152,579
Innoviva, Inc. (a)	20,082	364,087
Integer Holdings Corporation (a)	6,396	754,791
iRadimed Corporation	2,400	125,952
Kiniksa Pharmaceuticals International plc (a)	6,909	153,449
LeMaitre Vascular, Inc.	2,165	181,644
OraSure Technologies, Inc. (a)	9,526	32,103
Pennant Group, Inc. (The) (a)	5,582	140,387
Semler Scientific, Inc. (a)	2,765	100,093
SIGA Technologies, Inc. (a)	52,400	287,152
Tactile Systems Technology, Inc. (a)	4,236	56,000
UFP Technologies, Inc. (a)	1,193	240,640
Zymeworks, Inc. (a)	10,578	125,984
		2,880,850
Industrials - 14.9%
ACCO Brands Corporation	74,997	314,237
Acme United Corporation	2,095	82,983
ArcBest Corporation	5,285	373,015
Argan, Inc.	628	82,375
Blue Bird Corporation (a)	3,750	121,388
Boise Cascade Company	2,500	245,225
Columbus McKinnon Corporation	2,198	37,212
CRA International, Inc.	3,384	586,109
Genco Shipping & Trading Ltd.	8,000	106,880
GEO Group, Inc. (The) (a)	7,691	224,654
Heidrick & Struggles International, Inc.	3,400	145,622
Insteel Industries, Inc.	3,500	92,050
Kforce, Inc.	2,400	117,336
Northwest Pipe Company (a)	3,394	140,172
Powell Industries, Inc.	389	66,258
Quanex Building Products Corporation	3,890	72,315
Select Water Solutions, Inc. - Class A	10,373	108,917
Sterling Infrastructure, Inc. (a)	604	68,379
Transcat, Inc. (a)	2,200	163,790
Unitil Corporation	3,401	196,203

JAMES MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Value
Industrials - 14.9% (Continued)
V2X, Inc. (a)	6,950	$ 340,898
Wabash National Corporation	7,214	79,715
		3,765,733
Information Technology - 15.2%
ePlus, Inc. (a)	4,600	280,738
Insight Enterprises, Inc. (a)	4,631	694,604
Nova Ltd. (a)	7,543	1,390,402
PC Connection, Inc.	12,184	760,524
Photronics, Inc. (a)	22,198	460,830
ScanSource, Inc. (a)	3,090	105,091
Vishay Precision Group, Inc. (a)	6,384	153,791
		3,845,980
Materials - 5.3%
Innospec, Inc.	2,821	267,290
Radius Recycling, Inc. - Class A	13,227	381,996
United States Lime & Minerals, Inc.	7,966	704,035
		1,353,321
Real Estate - 2.0%
PotlatchDeltic Corporation	7,517	339,167
PrimeEnergy Resources Corporation (a)	751	171,145
		510,312
Utilities - 0.9%
Clearway Energy, Inc. - Class C	7,332	221,940

Total Common Stocks (Cost $14,985,619)		$ 24,854,267

RIGHT - 0.0% (b)	Shares	Value
Cartesian Therapeutics, Inc. (a)(c)(d) (Cost $17,942)	94,737	$ 947

JAMES MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.8%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.26% (e) (Cost $190,068)	190,068	$ 190,068

Total Investments at Value - 98.9% (Cost $15,193,629)		$ 25,045,282

Other Assets in Excess of Liabilities - 1.1%		286,497

Net Assets - 100.0%		$ 25,331,779

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Expiration date not available.
(d)	Level 3 security in accordance with fair value hierarchy.
(e)	The rate shown is the 7-day effective yield as of March 31, 2025.

JAMES AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

COMMON STOCKS - 76.7%	Shares	Value
Communication Services - 9.7%
Alphabet, Inc. - Class A	4,420	$ 683,509
AT&T, Inc.	13,250	374,710
Meta Platforms, Inc. - Class A	1,190	685,868
T-Mobile US, Inc.	2,300	613,433
		2,357,520
Consumer Discretionary - 7.4%
Amazon.com, Inc. (a)	600	114,156
Boot Barn Holdings, Inc. (a)	650	69,829
Deckers Outdoor Corporation (a)	4,050	452,831
Home Depot, Inc. (The)	700	256,543
Kontoor Brands, Inc.	500	32,065
M/I Homes, Inc. (a)	2,000	228,360
McDonald's Corporation	1,000	312,370
Tractor Supply Company	6,025	331,978
		1,798,132
Consumer Staples - 4.3%
Coca-Cola Consolidated, Inc.	50	67,500
Costco Wholesale Corporation	250	236,445
Procter & Gamble Company (The)	1,700	289,714
Walmart, Inc.	5,100	447,729
		1,041,388
Energy - 5.0%
Cheniere Energy, Inc.	845	195,533
Chevron Corporation	2,000	334,580
Matador Resources Company	5,000	255,450
Petroleo Brasileiro S.A. - ADR	20,000	286,800
Valero Energy Corporation	1,000	132,070
		1,204,433
Financials - 12.8%
Bancorp, Inc. (The) (a)	4,900	258,916
BlackRock, Inc.	500	473,240
Charles Schwab Corporation (The)	3,000	234,840
Enova International, Inc. (a)	7,950	767,652
Goldman Sachs Group, Inc. (The)	955	521,707
JPMorgan Chase & Company	2,000	490,600

JAMES AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 76.7% (Continued)	Shares	Value
Financials - 12.8% (Continued)
MGIC Investment Corporation	5,200	$ 128,856
Primerica, Inc.	800	227,624
		3,103,435
Health Care - 8.4%
AbbVie, Inc.	1,250	261,900
AstraZeneca plc - ADR	4,000	294,000
Cigna Group (The)	800	263,200
Eli Lilly & Company	525	433,602
Johnson & Johnson	1,295	214,763
UnitedHealth Group, Inc.	610	319,488
Zoetis, Inc.	1,595	262,617
		2,049,570
Industrials - 4.9%
ABB Ltd. - ADR	3,500	182,490
Caterpillar, Inc.	800	263,840
Deere & Company	435	204,167
Eaton Corporation plc	1,175	319,400
Union Pacific Corporation	850	200,804
Veralto Corporation	275	26,799
		1,197,500
Information Technology - 18.2%
Apple, Inc.	3,200	710,816
ASML Holding N.V.	575	381,012
Broadcom, Inc.	3,000	502,290
Cadence Design Systems, Inc. (a)	1,975	502,302
Insight Enterprises, Inc. (a)	250	37,498
Jabil, Inc.	1,800	244,926
Mastercard, Inc. - Class A	735	402,868
Microsoft Corporation	1,640	615,639
NVIDIA Corporation	7,960	862,705
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,000	166,000
		4,426,056
Materials - 2.0%
CF Industries Holdings, Inc.	500	39,075
James Hardie Industries plc - ADR (a)	6,800	160,208
Linde plc	400	186,256

JAMES AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 76.7% (Continued)	Shares	Value
Materials - 2.0% (Continued)
Nucor Corporation	700	$ 84,238
		469,777
Real Estate - 2.2%
Digital Realty Trust, Inc.	1,500	214,935
Prologis, Inc.	2,905	324,750
		539,685
Utilities - 1.8%
Iberdrola S.A. - ADR	2,700	174,123
NextEra Energy, Inc.	3,780	267,964
		442,087

Total Common Stocks (Cost $11,154,987)		$ 18,629,583

EXCHANGE-TRADED FUNDS - 1.4%	Shares	Value
iShares MSCI Germany ETF	3,000	$ 111,240
Range Nuclear Renaissance Index ETF	2,500	95,325
SPDR Gold Shares (a)	500	144,070
Total Exchange-Traded Funds (Cost $372,308)		$ 350,635

CORPORATE BONDS - 5.5%	Par Value	Value
Consumer Discretionary - 1.8%
Starbucks Corporation, 2.550%, due 11/15/30	$ 500,000	$ 445,961

Financials - 1.2%
Bank of Montreal, 2.000%, due 12/22/26	200,000	190,234
State Street Corporation, 5.272%, due 08/03/26	100,000	101,129
		291,363
Health Care - 1.4%
AstraZeneca plc, 0.700%, due 04/08/26	250,000	241,087
Cigna Group (The), 5.125%, due 05/15/31	100,000	101,506
		342,593
Information Technology - 0.7%
Automatic Data Processing, Inc., 1.250%, due 09/01/30	200,000	169,727

JAMES AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 5.5% (Continued)	Par Value	Value
Real Estate - 0.4%
Kimco Realty OP, LLC, 4.850%, due 03/01/35	$ 100,000	$ 96,265

Total Corporate Bonds (Cost $1,445,347)		$ 1,345,909

U.S. GOVERNMENT & AGENCIES - 4.1%	Par Value	Value
Federal Farm Credit Bank - 2.1%
Federal Farm Credit Bank, 0.670%, due 08/04/25	$ 500,000	$ 493,775

Federal National Mortgage Association - 2.0%
Federal National Mortgage Association, 0.560%, due 10/22/25	500,000	489,782

Total U.S. Government & Agencies (Cost $1,000,000)		$ 983,557

U.S. TREASURY OBLIGATIONS - 8.8%	Par Value	Value
U.S. Treasury Bills (b) - 3.0%
4.235%, due 09/04/25	$ 500,000	$ 491,126
4.115%, due 01/22/26	250,000	241,949
		733,075
U.S. Treasury Bonds - 3.5%
3.625%, due 02/15/44	100,000	87,500
2.250%, due 08/15/49	750,000	483,809
4.250%, due 02/15/54	300,000	282,656
		853,965
U.S. Treasury Notes - 2.3%
2.625%, due 02/15/29	250,000	238,477
4.375%, due 05/15/34	200,000	202,195
4.750%, due 02/15/45	100,000	101,437
		542,109

Total U.S. Treasury Obligations (Cost $2,151,490)		$ 2,129,149

JAMES AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 3.5%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.26% (c) (Cost $859,119)	859,119	$ 859,119

Total Investments at Value - 100.0% (Cost $16,983,251)		$ 24,297,952

Other Assets in Excess of Liabilities - 0.0% (d)		7,583

Net Assets - 100.0%		$ 24,305,535

(a)	Non-income producing security.
(b)	The rate shown is the annualized yield at the time of purchase.
(c)	The rate shown is the 7-day effective yield as of March 31, 2025.
(d)	Percentage rounds to less than 0.1%.

ADR - American Depositary Receipt